SCHEDULE OF BASIS AND DILUTED NET LOSS PER ORDINARY SHARES (Details) - USD ($)	3 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Allocation of net income (loss)	$ (679,159)	$ (721,929)	$ (998,238)	$ 202,169	$ 983,499	$ 462,567	$ (2,399,326)	$ 1,648,235	$ 181,695	$ 1,111,964
Allocation of net income (loss)	679,159	$ 721,929	$ 998,238	(202,169)	$ (983,499)	$ (462,567)	2,399,326	(1,648,235)	(181,695)	(1,111,964)
Common Class A [Member]
Allocation of net income (loss)	$ 405,406			$ (156,519)			$ (1,563,237)	$ 1,276,064	$ (62,717)	$ (860,883)
Basic weighted average common shares	8,638,340			19,999,880			10,906,129	19,999,880	2,550,320	19,999,880
Diluted weighted average common shares	8,638,340			19,999,880			10,906,129	19,999,880	2,550,320	19,999,880
Basic net income (loss) per ordinary share	$ 0.05			$ (0.01)			$ 0.14	$ (0.06)	$ (0.02)	$ (0.04)
Diluted net income (loss) per ordinary share	$ 0.05			$ (0.01)			$ 0.14	$ (0.06)	$ (0.02)	$ (0.04)
Allocation of net income (loss)	$ (405,406)			$ 156,519			$ 1,563,237	$ (1,276,064)	$ 62,717	$ 860,883
Common Class B [Member]
Allocation of net income (loss)	$ 273,753			$ (45,650)			$ (836,089)	$ 372,171	$ (118,978)	$ (251,081)
Basic weighted average common shares	5,833,083			5,833,083			5,833,083	5,833,083	4,838,142	5,833,083
Diluted weighted average common shares	5,833,083			5,833,083			5,833,083	5,833,083	4,838,142	5,833,083
Basic net income (loss) per ordinary share	$ 0.05			$ (0.01)			$ 0.14	$ (0.06)	$ (0.02)	$ (0.04)
Diluted net income (loss) per ordinary share	$ 0.05			$ (0.01)			$ 0.14	$ (0.06)	$ (0.02)	$ (0.04)
Allocation of net income (loss)	$ (273,753)			$ 45,650			$ 836,089	$ (372,171)	$ 118,978	$ 251,081